                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001
                                                        -------------

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               (Please read instructions before preparing form.)
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If amended report check here:  [_]

Michael J. Puzo
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Name of Institutional Investment Manager

Hemenway & Barnes          60 State Street         Boston,     MA     02109
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Business Address              (Street)              (City)   (State)   (Zip)

   (617) 227-7940
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------ATTENTION------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
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 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of

  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2001.

                                 Michael J. Puzo
                                 -------------------------------------------
                                 (Name of Institutional Investment Manager)

                                 -------------------------------------------
                                 (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                            13F File No.:             Name:                                           13F File No.:
1.  Timothy F. Fidgeon (17)*     28-06165                   6.
------------------------------   --------------------      ------------------------------------------      -------------------
2.  Roy A. Hammer                28-5798                    7.
------------------------------   --------------------      ------------------------------------------      -------------------
3.  Lawrence T. Perera           28-06167                   8.
------------------------------   --------------------      ------------------------------------------      -------------------
4.                                                          9.
------------------------------   --------------------      ------------------------------------------      -------------------
5.                                                         10.
------------------------------   --------------------      ------------------------------------------      -------------------

*   Refers to manager number on attached detail in Item 7.

                                                                        PAGE: 1

AS OF: JUNE 30, 2001             FORM 13F         SEC FILE # MICHAEL J. PUZO

    ITEM 1:                     ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:             ITEM 8:
NAME OF ISSUER                 TITLE OF        CUSIP       FAIR     SHARES OR   INVESTMENT   MANAGERS         VOTING AUTHORITY
                                 CLASS        NUMBER      MARKET    PRINCIPAL   DISCRETION                 (A)       (B)     (C)
                                                          VALUE      AMOUNT     (A) (B) (C)                SOLE     SHARED   NONE
ABBOTT LABS                   COMMON STOCK   002824100     375360     7820               xx                           7820
AMGEN INC                     COMMON STOCK   031162100    2586485    42625               xx                          42625
ANALOG DEVICES, INC.          COMMON STOCK   032654105     546031    12625               xx                          12625
AUTOMATIC DATA PROCESSING     COMMON STOCK   053015103    2542155    51150               xx                          51150
AVERY DENNISON CORP           COMMON STOCK   053611109     857640    16800               xx                          16800
AVON PRODUCTS INC             COMMON STOCK   054303102     805272    17400               xx                          17400
BP AMOCO PLC ADR              COMMON STOCK   055622104    2201675    44166               xx                          44166
BERKSHIRE HATHAWAY INC        CLASS B        084670207     660100      287               xx                            287
BRISTOL-MYERS SQUIBB CO       COMMON STOCK   110122108    1874380    35839               xx                          35839
BURLINGTON RESOURCES INC      COMMON STOCK   122014103     360731     9075               xx                           9075
CISCO SYS INC                 COMMON STOCK   17275R102     461024    25331               xx                          25331
COGNEX                        COMMON STOCK   192422103     345270    10200               xx                          10200
COLGATE PALMOLIVE CO          COMMON STOCK   194162103     613496    10400               xx                          10400
WALT DISNEY COMPANY           COMMON STOCK   254687106     397786    13769               xx                          13769
DOW CHEMICAL CO               COMMON STOCK   260543103     355110    10680               xx                          10680
DOW JONES & CO INC            COMMON STOCK   260561105    4243829    71074               xx                          71074

                                                                        PAGE: 2

AS OF: JUNE 30, 2001             FORM 13F         SEC FILE # MICHAEL J. PUZO

    ITEM 1:                     ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:             ITEM 8:
NAME OF ISSUER                 TITLE OF        CUSIP       FAIR     SHARES OR   INVESTMENT   MANAGERS         VOTING AUTHORITY
                                 CLASS        NUMBER      MARKET    PRINCIPAL   DISCRETION                 (A)       (B)     (C)
                                                          VALUE      AMOUNT     (A) (B) (C)                SOLE     SHARED   NONE
DOW JONES & CO INC            CLASS B        260561204    2110032    35338               xx                          35338
                              (RESTRICTED)
E I DU PONT DE NEMOURS & CO   COMMON STOCK   263534109     595764    12350               xx                          12350
EMC CORP                      COMMON STOCK   268648102    2009475    68700               xx                          68700
EMERSON ELECTRIC CO           COMMON STOCK   291011104     996435    16470               xx                          16470
EXXON MOBIL CORP              COMMON STOCK   30231G102    1353052    15490               xx                          15490
GENERAL ELECTRIC CO           COMMON STOCK   369604103    4714613    96710               xx                          96710
GILLETTE COMPANY              COMMON STOCK   375766102    1174385    40510               xx                          40510
HEWLETT- PACKARD CO           COMMON STOCK   428236103    1009580    35300               xx                          35300
INTEL CORPORATION             COMMON STOCK   458140100    3808935   130220               xx                         130220
JEFFERSON-PILOT CORP          COMMON STOCK   475070108    3459422    71594               xx                          71594
JOHNSON & JOHNSON             COMMON STOCK   478160104    3641100    72822               xx                          72822
KOPIN                         COMMON STOCK   500600101     375126    30900               xx                          30900
ELI LILLY & CO                COMMON STOCK   532457108     303400     4100               xx                           4100
MCDONALD'S CORP               COMMON STOCK   580135101     452308    16715               xx                          16715
MERCK & CO INC                COMMON STOCK   589331107    2767942    43310               xx                          43310
MICROSOFT CORP                COMMON STOCK   594918104    2239129    30673               xx                          30673
MINNESOTA MINING & MFG CO.    COMMON STOCK   604059105    1756912    15398               xx                          15398
NOVO NORDISK A/S ADR          COMMON STOCK   670100205     303750     6750               xx                           6750
PEPSICO INC                   COMMON STOCK   713448108     676437    15304               xx                          15304

                                                                        PAGE: 3

AS OF: JUNE 30, 2001             FORM 13F         SEC FILE # MICHAEL J. PUZO

    ITEM 1:                     ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:             ITEM 8:
NAME OF ISSUER                 TITLE OF        CUSIP       FAIR     SHARES OR   INVESTMENT   MANAGERS         VOTING AUTHORITY
                                 CLASS        NUMBER      MARKET    PRINCIPAL   DISCRETION                 (A)       (B)     (C)
                                                          VALUE      AMOUNT     (A) (B) (C)                SOLE     SHARED   NONE
PFIZER INC                    COMMON STOCK   717081103      612765    15300               xx                         15300
PROCTER & GAMBLE CO           COMMON STOCK   742718109      560355     8783               xx                          8783
SARA LEE CORP                 COMMON STOCK   803111103      217810    11500               xx                         11500
SCHLUMBERGER LTD              COMMON STOCK   806857108      515970     9800               xx                          9800
SEPRACOR INC                  COMMON STOCK   817315104     1305440    32800               xx                         32800
STATE STREET CORP             COMMON STOCK   857477103      284469     5748               xx                          5748
AGGREGATE TOTAL                                         56,470,950
